PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

	DECEMBER 31,
	2013	2012
Cost
Computers and office equipment	$10,928	$8,645
Leasehold improvements	2,992	2,502
	$13,920	$11,147
Accumulated depreciation	8,897	6,941
Property and equipment, net	$5,023	$4,206